Property, plant and equipment	3 Months Ended
Mar. 31, 2011
Property, plant and equipment [Abstract]
Property, plant and equipment
4. Property, plant and equipment:

		Accumulated
March 31, 2011	Cost	Depreciation	Net Book Value
Land	$9,000	$—	$9,000
Buildings	33,938	4,800	29,138
Field equipment	1,465,054	674,598	790,456
Vehicles	127,718	65,982	61,736
Office furniture and computers	19,722	11,919	7,803
Leasehold improvements	21,612	7,002	14,610
Construction in progress	40,976	—	40,976

	$1,718,020	$764,301	$953,719

		Accumulated
December 31, 2010	Cost	Depreciation	Net Book Value
Land	$8,475	$—	$8,475
Buildings	32,083	4,456	27,627
Field equipment	1,437,343	639,282	798,061
Vehicles	128,098	57,930	70,168
Office furniture and computers	17,938	11,712	6,226
Leasehold improvements	22,503	6,007	16,496
Construction in progress	23,879	—	23,879

	$1,670,319	$719,387	$950,932

     Construction in progress at March 31, 2011 and December 31, 2010 primarily included progress payments to vendors for equipment to be delivered in future periods and component parts to be used in the final assembly of operating equipment, which in all cases were not yet placed into service at the time. For the quarter ended March 31, 2011, we recorded capitalized interest of $285 related to assets that we are constructing for internal use and amounts paid to vendors under progress payments for assets that are being constructed on our behalf.
     During the review of our property, plant and equipment at December 31, 2010 in conjunction with our impairment testing of long-term assets, we noted approximately $5,814 of salvage value assigned to various coiled tubing and wireline assets at one of our operating divisions. Although we evaluated these assets and the assets of the overall reporting unit for recoverability and noted no significant impairment based on an undiscounted cash flow projection, we believe that the salvage value assigned to these assets is no longer appropriate. These assets were acquired several years ago, and we believe the estimate for salvage value used at that time was appropriate. However, increasingly, our business is focusing on larger-diameter coiled tubing units and more technologically-advanced equipment. As such, effective January 1, 2011, we changed our estimate of salvage value to zero and are depreciating these assets over their remaining useful lives, which we determined to be an average of 1.3 years. This change in estimate has been applied prospectively and is expected to increase our depreciation expense over the next five years as follows: 2011-$4,867; 2012-$789; 2013-$134 and 2014-$24.